Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	€ 52,729	€ 100,635
Short-term deposits	117,292
Total cash and cash equivalents	170,021	€ 100,635	€ 29,728	€ 29,789
Restricted cash in cash and cash equivalents	€ 0